Commitments and Contingencies - Narrative (Details) - USD ($)	Dec. 12, 2014	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Unfunded mortgage loan and unsettled private placement securities commitments		$ 61,300,000	$ 53,200,000	$ 48,900,000
Line of credit | Surplus Note
Debt Instrument [Line Items]
Debt instrument term	25 years
Initial principal balance	$ 0
Maximum borrowing capacity		100,300,000	101,400,000
Borrowings since inception		$ 0	$ 0